Other Payables	12 Months Ended
Dec. 31, 2019
Disclosure of Other Payables [Abstract]
Other Payables
Note 9 - Other Payables

	December 31
	2019	2018
	€ in thousands
Employees and payroll accruals	224	111
Indemnification liability (refer to Note 18D)	2,100	-
Government authorities	155	185
Lease liability (S/T)	225	-
Derivatives (refer to note 21)	766	365
Accrued expenses	1,430	2,316
Current tax	110	126
	5,010	3,103